Description of Organization and Business Operations and Liquidity - Additional Information (Detail) - USD ($)		3 Months Ended
	Mar. 11, 2021	Mar. 11, 2021	Sep. 30, 2021
Stock shares issued during the period	23,000,000
Sale of stock issue price per share	$ 10.00	$ 10.00
Proceeds from initial public offer	$ 230,000,000.0	$ 230,000,000
Offering costs	13,100,000	13,100,000
Deferred underwriting commissions	$ 8,050,000	$ 8,050,000
Fair value of assets in trust to be used for business combinations percentage	80.00%	80.00%
Business combination ownership target percentage	50.00%	50.00%
Networth needed post business combination	$ 5,000,001	$ 5,000,001
Period within which the public shares shall be redeemed after the cut off date for consummating business combination in case the combination does not occur	10 days
Estimated expenses payable on dissolution			$ 100,000
Common Class A [Member]
Temporary equity, redemption price per share	$ 10.00	$ 10.00
Percentage of the public shareholding to be redeemed in case the business combination is not consummated	100.00%	100.00%
Percentage of the public shareholding eligible for transfer without restrictions	15.00%	15.00%
Maximum [Member]
Per share amount to be maintained in the trust account	10.00%	10.00%
Minimum [Member]
Temporary equity, redemption price per share	$ 10.00	$ 10.00
Per share amount to be maintained in the trust account	10.00%	10.00%
Over-Allotment Option [Member]
Stock shares issued during the period	3,000,000
Private Placement [Member]
Stock shares issued during the period	760,000
Sale of stock issue price per share	$ 10.00	$ 10.00
Proceeds from initial public offer	$ 7,600,000
Assets Held In Trust [Member]
Sale of stock issue price per share	$ 10.00	$ 10.00
Proceeds from initial public offer	$ 230,000,000.0